Inventories - Amount of inventories recognized as an expense and included in profit or loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Inventories
Carrying amount of inventories sold	¥ 6,879,212	¥ 6,915,713	¥ 6,632,530
Reversal of write-down of inventories	(19,850)	(44,737)	(51,074)
Cost of inventories recognized in consolidated statements of profit or loss	¥ 6,859,362	¥ 6,870,976	¥ 6,581,456